Note 3 - Investment Securities (Detail) - Contractual Maturity of Available-for-Sale Securities [Member] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due after five but within ten years	$ 2,339,000
Due after five but within ten years	2,495,000
Due after ten years	6,762,000
Due after ten years	4,325,000
Total investment securities available-for-sale	46,612,000	50,600,000
Total investment securities available-for-sale	44,849,000	48,958,000
Collateralized Mortgage Backed Securities [Member]
Equity securities with no maturity amortized cost	37,361,000
Equity securities with no maturity fair value	37,951,000
Equity Securities with No Maturity [Member]
Equity securities with no maturity amortized cost	150,000
Equity securities with no maturity fair value	$ 78,000